Filed pursuant to Rule 497(e)
Registration Nos. 002-84222; 811-03758

Matrix Advisors Value Fund, Inc.

March 27, 2015

Supplement to the
Statement of Additional Information dated October 31, 2014

Effective March 12, 2015, Robert M. Rosencrans resigned as a Director of Matrix Advisors Value Fund, Inc.  Accordingly, all references to Mr. Rosencrans in the Statement of Additional Information are deleted and should be disregarded in their entirety.

Please retain this Supplement with your Statement of Additional Information for future reference.